UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31,

Date of reporting period: February 28, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

ADJUSTABLE RATE INCOME FUND

FORM N-Q

FEBRUARY 28, 2009

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 34.8%
$5,146,715	American Home Mortgage Assets, 0.684% due 10/25/46 (a)	$1,737,087
	Banc of America Mortgage Securities Inc.:
44,543	6.497% due 3/25/33 (a)	37,192
2,949,874	4.441% due 2/25/35 (a)	2,017,960
	Bear Stearns Alternate-A Trust:
303,943	1.314% due 11/25/34 (a)	48,158
924,823	0.724% due 4/25/35 (a)	404,107
	Bear Stearns ARM Trust:
903,896	5.442% due 2/25/35 (a)	574,606
2,843,808	4.872% due 8/25/35 (a)	1,410,775
2,886,774	Bear Stearns Asset-Backed Securities Trust, 1.074% due 10/25/33 (a)	2,343,629
1,260,143	Bear Stearns Second Lien Trust, 0.694% due 12/25/36 (a)(b)	470,978
	Countrywide Home Loan Mortgage Pass-Through Trust:
2,610,401	0.974% due 12/25/17 (a)	2,392,069
2,740,763	0.924% due 7/25/18 (a)	2,726,777
1,236,011	5.107% due 9/25/33 (a)	847,115
1,546,688	Deutsche Mortgage Securities Inc., 0.924% due 6/25/34 (a)	1,193,126
	Federal Home Loan Mortgage Corp. (FHLMC):
536,126	0.905% due 11/15/26 (a)(c)	534,218
548,633	3.506% due 6/1/28 (a)(c)	415,108
	Federal National Mortgage Association (FNMA):
2,747,196	0.774% due 10/25/35 (a)(c)	2,684,343
	Grantor Trust:
446,890	5.452% due 1/25/28 (a)(c)	435,069
3,371,716	5.285% due 3/25/42 (a)(c)	3,382,019
4,093,083	5.522% due 8/25/43 (a)(c)	4,032,695
	REMIC Trust:
1,127,903	3.289% due 3/25/27 (a)(c)	1,071,665
4,163,890	PAC, 0.874% due 8/25/33 (a)(c)	4,091,862
	Whole Loan:
570,841	0.874% due 5/25/42 (a)(c)	542,526
3,187,415	5.417% due 8/25/42 (a)(c)	3,230,531
1,264,214	First Horizon Alternative Mortgage Securities, 5.350% due 2/25/36 (a)	654,580
833,589	First Republican Mortgage Loan Trust, 5.006% due 6/25/30 (a)	832,383
1,912,999	First Union-Lehman Brothers Commercial Mortgage Trust, IO, 1.739% due 4/18/29 (a)(d)	105,076
671,361	GS Mortgage Securities Corp. II, 1.711% due 3/20/23 (a)(b)	506,892
	Harborview Mortgage Loan Trust:
1,656,135	0.726% due 6/19/34 (a)	1,292,123
4,541,145	0.676% due 11/19/36 (a)	1,857,171
119,357	IMPAC CMB Trust, 1.474% due 10/25/33 (a)	98,747
488,063	IMPAC Secured Assets Corp., 0.874% due 11/25/34 (a)	232,491
2,851,970	Indymac Index Mortgage Loan Trust, 5.304% due 10/25/35 (a)	1,521,988
1,033,407	JPMorgan Commercial Mortgage Finance Corp., IO, 1.137% due 9/15/29 (a)(d)	28,726
2,022,758	LB Commercial Conduit Mortgage Trust, IO, 1.330% due 10/15/35 (a)(d)	83,338
640,592	Lehman Structured Securities Corp., 0.817% due 9/26/45 (a)(b)	420,009
535,174	MASTR ARM Trust, 5.513% due 12/25/33 (a)	301,370
2,576,714	Merrill Lynch Mortgage Investors Inc., 4.485% due 2/25/35 (a)	1,974,655
36,338	MLCC Mortgage Investors Inc., 1.221% due 3/15/25 (a)	20,535
1,373,062	New York Mortgage Trust Inc., 0.804% due 8/25/35 (a)	1,026,555
	Residential Accredit Loans Inc.:
1,913,757	0.814% due 12/25/33 (a)	1,579,375
3,900,000	0.679% due 9/25/46 (a)	1,227,814
	Residential Asset Securitization Trust:
2,005,927	0.974% due 6/25/33 (a)	1,794,044

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 34.8% (continued)
	PAC:
$1,716,917	0.924% due 11/25/33 (a)	$1,384,974
1,514,822	0.874% due 5/25/34 (a)	876,538
2,548,895	Residential Funding Mortgage Securities I Trust, 0.874% due 6/25/33 (a)	2,280,937
	Sequoia Mortgage Trust:
734,380	4.346% due 9/20/32 (a)	538,724
556,274	1.130% due 6/20/33 (a)	392,001
	Structured ARM Loan Trust:
326,384	0.784% due 2/25/34 (a)	253,298
743,310	6.124% due 3/25/34 (a)	524,660
1,068,714	3.905% due 11/25/34 (a)	653,153
	Structured Asset Mortgage Investments Inc.:
1,197,918	1.074% due 7/25/32 (a)	1,061,790
631,006	5.594% due 8/25/35 (a)	305,742
1,161,985	0.854% due 12/27/35 (a)	287,752
1,831,648	4.639% due 12/27/35 (a)	1,289,022
1,180,542	0.674% due 9/25/47 (a)	980,924
	Structured Asset Securities Corp.:
1,546,015	1.474% due 3/25/28 (a)	1,325,552
3,098,964	1.414% due 8/25/28 (a)	2,592,934
338,231	5.241% due 6/25/32 (a)	278,015
237,683	5.482% due 9/25/32 (a)	235,166
1,352,158	0.974% due 4/25/33 (a)	1,014,306
2,147,956	5.786% due 6/25/35 (a)(b)(e)	1,289,079
254,642	Thornburg Mortgage Securities Trust, 0.924% due 3/25/44 (a)	228,535
1,884,902	Wachovia Mortgage Loan Trust LLC, 5.067% due 8/20/35 (a)	902,252
	Washington Mutual Alternative Mortgage Pass-Through Certificates:
1,623,865	2.793% due 5/25/46 (a)	625,188
1,997,298	2.783% due 8/25/46 (a)	878,811
	Washington Mutual Inc. Pass-Through Certificates:
2,742,802	1.624% due 6/25/33 (a)	2,258,938
1,709,315	5.917% due 9/25/36 (a)	970,132
941,204	3.223% due 4/25/44 (a)	532,812
1,312,623	Washington Mutual Mortgage Pass-Through Certificates, 5.310% due 11/25/30 (a)	994,726
	Wells Fargo Mortgage Backed Securities Trust:
2,795,795	4.639% due 11/25/34 (a)	2,590,747
	PAC:
2,396,139	0.874% due 5/25/33 (a)	2,228,939
510,330	4.500% due 6/25/33	508,981

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $115,272,861)	82,466,115

ASSET-BACKED SECURITIES - 8.3%
FINANCIALS - 8.3%
Diversified Financial Services - 0.8%
	Business Loan Express:
1,319,302	1.054% due 1/25/28 (a)(b)	671,209
588,808	1.124% due 6/25/28 (a)(b)	63,932
816,571	1.024% due 7/25/28 (a)(b)	591,849
1,443,204	1.411% due 5/15/29 (a)(b)	618,003

	Total Diversified Financial Services	1,944,993

Home Equity - 7.5%
	Amortizing Residential Collateral Trust:
2,926,896	1.174% due 7/25/32 (a)	1,960,678

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
Home Equity - 7.5% (continued)
$356,422	1.174% due 8/25/32 (a)	$208,772
	Bear Stearns Asset-Backed Securities Inc.:
2,324,646	0.954% due 10/25/33 (a)	1,978,069
512,958	0.924% due 12/25/33 (a)	379,607
243,184	Cendant Mortgage Corp., 1.024% due 7/25/43 (a)(b)	237,375
2,322,661	GSAMP Trust, 0.774% due 5/25/36 (a)(b)	1,231,010
5,889,000	New Century Home Equity Loan Trust, 1.094% due 8/25/34 (a)	3,081,966
998,924	NovaStar Home Equity Loan Trust, 1.899% due 5/25/33 (a)	667,540
	Renaissance Home Equity Loan Trust:
988,111	0.904% due 6/25/33 (a)	636,345
917,357	0.914% due 8/25/33 (a)	656,923
3,234,434	0.974% due 12/25/33 (a)	1,845,621
	SACO I Trust:
420,093	0.994% due 9/25/35 (a)	140,970
1,304,678	0.624% due 4/25/36 (a)	204,919
728,124	0.734% due 6/25/36 (a)	356,436
2,571,393	Saxon Asset Securities Trust, 1.174% due 6/25/33 (a)	1,816,393
118,169	Specialty Underwriting & Residential Finance Trust, 1.154% due 1/25/34 (a)	84,855
765,908	Structured Asset Investment Loan Trust, 1.154% due 1/25/33 (a)	477,901
2,808,377	Truman Capital Mortgage Loan Trust, 0.904% due 3/25/37 (a)(b)(e)	1,755,563

	Total Home Equity	17,720,943

	TOTAL ASSET-BACKED SECURITIES (Cost - $33,595,247)	19,665,936

CORPORATE BONDS & NOTES - 7.4%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
	Visteon Corp., Senior Notes:
30,000	8.250% due 8/1/10	2,700
77,000	12.250% due 12/31/16 (b)	4,620

	Total Auto Components	7,320

Automobiles - 0.8%
2,000,000	DaimlerChrysler NA, LLC, Medium-Term Notes, 1.634% due 8/3/09 (a)	1,970,386

Diversified Consumer Services - 0.0%
20,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	15,600

Hotels, Restaurants & Leisure - 0.0%
25,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (d)(f)	128
15,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	11,625
40,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16 (d)(f)	12,200

	Total Hotels, Restaurants & Leisure	23,953

Internet & Catalog Retail - 0.0%
5,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (b)	4,125

Media - 1.0%
50,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	32,000
155,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (d)	13,950
30,000	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (b)	14,250
180,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	162,450
25,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	500
100,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17	5,000
2,000,000	Viacom Inc., Senior Notes, 2.271% due 6/16/09 (a)	1,980,170

	Total Media	2,208,320

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
Multiline Retail - 0.0%
	Dollar General Corp.:
$30,000	Senior Notes, 10.625% due 7/15/15	$30,225
10,000	Senior Subordinated Notes, 11.875% due 7/15/17 (g)	9,700
40,000	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15 (g)	16,000

	Total Multiline Retail	55,925

Specialty Retail - 0.0%
30,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	16,050

Textiles, Apparel & Luxury Goods - 0.0%
17,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	12,665

	TOTAL CONSUMER DISCRETIONARY	4,314,344

CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
	Alliance One International Inc., Senior Notes:
10,000	8.500% due 5/15/12	8,700
20,000	11.000% due 5/15/12	18,900

	TOTAL CONSUMER STAPLES	27,600

ENERGY - 1.1%
Energy Equipment & Services - 0.1%
35,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	23,844
170,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	111,350

	Total Energy Equipment & Services	135,194

Oil, Gas & Consumable Fuels - 1.0%
1,900,000	Anadarko Petroleum Corp., Senior Notes, 2.396% due 9/15/09 (a)	1,879,940
35,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	24,675
	Chesapeake Energy Corp., Senior Notes:
15,000	9.500% due 2/15/15	14,025
90,000	7.250% due 12/15/18	73,575
140,000	El Paso Corp., Senior Subordinated Notes, 7.000% due 6/15/17	123,510
70,000	Enterprise Products Operating LP, Subordinated Notes, 7.034% due 1/15/68 (a)	45,215
35,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	28,131
	OPTI Canada Inc., Senior Secured Notes:
30,000	7.875% due 12/15/14	10,050
50,000	8.250% due 12/15/14	17,250
25,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	15,875
15,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (b)	10,200
	Williams Cos. Inc., Notes:
40,000	4.420% due 5/1/09 (a)(b)	39,917
80,000	8.750% due 3/15/32	74,977

	Total Oil, Gas & Consumable Fuels	2,357,340

	TOTAL ENERGY	2,492,534

FINANCIALS - 2.3%
Capital Markets - 0.7%
2,000,000	Kaupthing Bank HF, Senior Notes, 5.750% due 10/4/11 (b)(d)(f)	140,000
1,470,000	Merrill Lynch & Co. Inc., Medium-Term Notes, 3.051% due 5/20/09 (a)	1,467,397

	Total Capital Markets	1,607,397

Commercial Banks - 1.2%
2,500,000	Glitnir Banki HF, Bond, 5.829% due 1/18/12 (a)(b)(d)(f)	362,500
	HSBC Bank PLC, Credit-Linked Notes, (JSC Bank TuranAlem), Medium-Term Notes:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
Commercial Banks - 1.2% (continued)
$2,000,000	3.973% due 7/20/12 (a)(b)	$914,300
100,000	6.501% due 8/20/12 (a)	46,690
100,000	6.751% due 8/20/12 (a)	47,050
2,000,000	Landsbanki Islands HF, Senior Notes, 6.059% due 8/25/09 (a)(b)(d)(f)	17,500
970,000	RSHB Capital, Loan Participation Notes, 6.300% due 5/15/17 (b)	562,600
880,000	VTB Capital SA, Loan Participation Notes, 2.870% due 11/2/09 (a)(b)	850,392

	Total Commercial Banks	2,801,032

Consumer Finance - 0.1%
704,000	GMAC LLC, 7.500% due 12/31/13 (b)	296,391

Diversified Financial Services - 0.3%
90,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (b)	61,650
30,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	25,050
750,000	Merna Reinsurance Ltd., Subordinated Notes, 3.209% due 7/7/10 (a)(b)	686,475

	Total Diversified Financial Services	773,175

Real Estate Management & Development - 0.0%
70,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	8,750

	TOTAL FINANCIALS	5,486,745

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
65,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	63,375
276,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (g)	231,150
560,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	446,600
5,000	Universal Hospital Services Inc., Senior Secured Notes, 8.500% due 6/1/15 (g)	4,375
53,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (a)(g)	32,065

	Total Health Care Providers & Services	777,565

Pharmaceuticals - 0.0%
90,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (d)(f)	450

	TOTAL HEALTH CARE	778,015

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
35,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (g)	3,150

Airlines - 0.0%
70,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (b)	25,375

Building Products - 0.0%
220,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 16.822% due 3/1/14	67,100

Commercial Services & Supplies - 0.0%
40,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes,
	9.500% due 2/15/13	36,400
50,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	27,000

	Total Commercial Services & Supplies	63,400

Industrial Conglomerates - 0.0%
10,685	Sequa Corp., Senior Notes, 13.500% due 12/1/15 (b)(g)	1,763

Road & Rail - 0.0%
80,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	30,400

Trading Companies & Distributors - 0.1%
100,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	58,500
40,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	25,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
Trading Companies & Distributors - 0.1% (continued)
$65,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	$30,875

	Total Trading Companies & Distributors	114,775

Transportation Infrastructure - 0.0%
55,000	Swift Transportation Co., Senior Secured Notes, 8.984% due 5/15/15 (a)(b)	5,225

	TOTAL INDUSTRIALS	311,188

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
20,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (g)	7,100
60,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	41,400

	TOTAL INFORMATION TECHNOLOGY	48,500

MATERIALS - 0.1%
Chemicals - 0.0%
	Georgia Gulf Corp., Senior Notes:
10,000	9.500% due 10/15/14	1,350
45,000	10.750% due 10/15/16	1,462
20,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (e)	18,978

	Total Chemicals	21,790

Containers & Packaging - 0.0%
35,000	Graham Packaging Co. Inc., Senior Notes, 8.500% due 10/15/12	27,300
30,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	21,450

	Total Containers & Packaging	48,750

Metals & Mining - 0.1%
100,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	86,370
30,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	17,250
20,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	6,350
40,000	Ryerson Inc., Senior Secured Notes, 12.250% due 11/1/15 (b)	23,800
15,000	Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12	13,050
20,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	4,200

	Total Metals & Mining	151,020

Paper & Forest Products - 0.0%
50,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	34,250
60,000	NewPage Corp., Senior Secured Notes, 9.443% due 5/1/12 (a)	14,700
30,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	16,950

	Total Paper & Forest Products	65,900

	TOTAL MATERIALS	287,460

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
10,000	Frontier Communications Corp., Senior Notes, 7.875% due 1/15/27	7,350
210,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	198,975
100,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	95,000
65,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	41,600
60,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (b)	54,900
180,000	Qwest Corp., Notes, 5.246% due 6/15/13 (a)	153,450
280,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	247,450
130,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	125,450

	Total Diversified Telecommunication Services	924,175

Wireless Telecommunication Services - 0.8%
5,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	4,750

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
Wireless Telecommunication Services - 0.8% (continued)
$2,000,000	Vodafone Group PLC, Notes, 1.536% due 2/27/12 (a)	$1,820,194

	Total Wireless Telecommunication Services	1,824,944

	TOTAL TELECOMMUNICATION SERVICES	2,749,119

UTILITIES - 0.5%
Electric Utilities - 0.0%
30,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	30,937

Independent Power Producers & Energy Traders - 0.5%
	AES Corp., Senior Notes:
220,000	7.750% due 10/15/15	194,700
110,000	8.000% due 10/15/17	94,050
140,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	85,400
	Edison Mission Energy, Senior Notes:
20,000	7.200% due 5/15/19	16,750
30,000	7.625% due 5/15/27	22,650
1,300,000	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (g)	578,500
97,429	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	92,558
70,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	64,925

	Total Independent Power Producers & Energy Traders	1,149,533

	TOTAL UTILITIES	1,180,470

	TOTAL CORPORATE BONDS & NOTES (Cost - $28,450,613)	17,675,975

COLLATERALIZED SENIOR LOANS - 9.9%
CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.3%
973,871	Allison Transmission Inc., Term Loan B, 3.759% due 8/7/14 (a)	653,711

Diversified Consumer Services - 0.6%
968,090	Education Management, Term Loan C, 5.563% due 6/15/13 (a)	831,045
987,500	Thomson Learning Hold, Term Loan B, 2.870% due 7/15/14 (a)	650,516

	Total Diversified Consumer Services	1,481,561

Hotels, Restaurants & Leisure - 0.8%
	Aramark Corp.:
58,426	Letter of Credit Facility Deposits, 2.025% due 1/31/14 (a)	50,782
919,664	Term Loan, 3.334% due 1/31/14 (a)	799,342
	Golden Nugget Inc.:
363,636	Delayed Draw Term Loan, 4.782% due 6/8/14 (a)	146,364
636,364	First Lien Term Loan, 3.926% due 6/14/14 (a)	256,136
987,000	Las Vegas Sands LLC, Term Loan, 2.160% due 5/8/14 (a)	443,656
970,155	Tropicana Entertainment, Term Loan B, 6.750% due 12/15/11 (a)	220,364

	Total Hotels, Restaurants & Leisure	1,916,644

Media - 1.3%
990,000	Charter Communications, Term Loan B, 3.180% due 3/15/14 (a)	790,762
984,925	Idearc Inc., Term Loan B, Senior Notes, 2.420% due 11/1/14 (a)	350,141
941,000	LodgeNet Entertainment Corp., Term Loan B, 4.810% due 4/4/14 (a)	548,916
	Univision Communications Inc., Term Loan B:
33,557	5.149% due 9/15/14 (a)	15,338
966,443	2.659% due 9/15/14 (a)	441,745
1,000,000	UPC Broadband Holding BV, Term Loan N, 2.163% due 3/30/14 (a)	856,250

	Total Media	3,003,152

Multiline Retail - 0.3%
1,000,000	Neiman Marcus Group Inc., Term Loan B, 3.943% due 3/13/13 (a)	650,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
Specialty Retail - 0.5%
$984,962	Amscan Holdings Inc., Term Loan B, 4.512% due 5/1/13 (a)	$714,098
984,887	Michaels Stores Inc., Term Loan B, 4.007% due 10/31/13 (a)	559,197

	Total Specialty Retail	1,273,295

	TOTAL CONSUMER DISCRETIONARY	8,978,363

CONSUMER STAPLES - 0.9%
Food Products - 0.7%
984,772	Bolthouse Farms Inc., Term Loan B, 2.688% due 12/16/12 (a)	827,208
	Dole Food Co.:
94,090	Credit-Linked Deposit, 4.689% due 4/1/13 (a)	85,021
164,575	Tranche B Term Loan, 3.515% due 4/12/13 (a)	148,711
621,494	Tranche C Term Loan, 3.208% due 4/12/13 (a)	561,589

	Total Food Products	1,622,529

Household Products - 0.2%
925,583	Yankee Candle, Term Loan B, 3.469% due 1/15/14 (a)	572,319

	TOTAL CONSUMER STAPLES	2,194,848

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
	Ashmore Energy International:
95,952	Synthetic Revolving Credit Facility, 3.409% due 3/30/14 (a)	59,010
855,159	Term Loan, 4.459% due 3/30/14 (a)	525,923

	TOTAL ENERGY	584,933

FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
987,500	Chrysler Financial, Term Loan B, 6.200% due 8/3/12 (a)	524,198
938,306	Iconix, Term Loan B, 3.710% due 5/1/14 (a)	727,187
977,878	Sally Holdings LLC, Term Loan B, 4.197% due 11/15/13 (a)	840,626

	TOTAL FINANCIALS	2,092,011

HEALTH CARE - 2.1%
Health Care Equipment & Supplies - 0.3%
	Bausch & Lomb Inc.:
794,000	Term Loan, 5.946% due 4/11/15 (a)	683,336
200,000	Term Loan B, 5.419% due 4/11/15 (a)	172,125

	Total Health Care Equipment & Supplies	855,461

Health Care Providers & Services - 1.8%
	Community Health Systems Inc.:
61,872	Delayed Draw Term Loan, 3.404% due 7/2/14 (a)	52,619
907,024	Term Loan B, 4.437% due 7/2/14 (a)	771,383
984,925	HCA Inc., Term Loan B, 3.709% due 11/1/13 (a)	834,176
940,488	Health Management Association, Term Loan B, 3.209% due 1/16/14 (a)	755,917
	IASIS Healthcare LLC:
63,704	Credit-Linked Deposit, 7.340% due 5/1/14 (a)	55,940
237,696	Delayed Draw Term Loan, 2.409% due 5/3/14 (a)	208,727
686,918	Term Loan, 2.409% due 5/1/14 (a)	603,200
985,093	Vanguard Health, Term Loan B, 4.007% due 5/18/11 (a)	911,827

	Total Health Care Providers & Services	4,193,789

	TOTAL HEALTH CARE	5,049,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.3%
	Dubai Aerospace Enterprise, Term Loan:
$283,871	6.551% due 7/31/14 (a)	$143,355
287,234	6.585% due 7/31/14 (a)	145,053
756,087	Hawker Beechcraft, Term Loan B, 3.784% due 3/26/14 (a)	357,041

	Total Aerospace & Defense	645,449

Commercial Services & Supplies - 0.3%
987,469	US Investigations Services Inc., Term Loan B, 4.275% due 2/21/15 (a)	802,318

	TOTAL INDUSTRIALS	1,447,767

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
987,500	First Data Corp., Term Loan, 3.141% due 10/15/14 (a)	654,904

MATERIALS - 0.3%
Paper & Forest Products - 0.3%
881,112	Georgia-Pacific Corp., Term Loan, 4.126% due 12/23/13 (a)	764,695

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
694,810	Cablevision Systems Corp., Term Loan B, 2.083% due 3/30/13 (a)	634,883

UTILITIES - 0.4%
Electric Utilities - 0.2%
987,500	TXU Corp., Term Loan B, 7.108% due 10/10/14 (a)	620,834

Independent Power Producers & Energy Traders - 0.2%
422,511	NRG Energy Inc., Term Loan, 5.262% due 2/1/13 (a)	391,034

	TOTAL UTILITIES	1,011,868

	TOTAL COLLATERALIZED SENIOR LOANS (Cost - $32,536,616)	23,413,522

MORTGAGE-BACKED SECURITIES - 2.1%
FHLMC - 1.2%
2,824,038	Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM,
	4.557% due 3/1/33 (a)(c)	2,849,084

FNMA - 0.9%
	Federal National Mortgage Association (FNMA):
1,453,771	5.979% due 5/1/36 (a)(c)	1,500,236
595,959	4.776% due 4/1/25 (a)(c)	590,944

	Total FNMA	2,091,180

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,986,100)	4,940,264

SOVEREIGN BOND - 0.7%
Russia - 0.7%
1,945,300	Russian Federation, 7.500% due 3/31/30 (b) (Cost - $2,201,971)	1,734,994

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 29.0%
U.S. Government Agencies - 29.0%
	Federal Home Loan Bank (FHLB):
18,400,000	1.171% due 2/10/10 (a)	18,417,425
5,000,000	1.050% due 2/23/10	4,994,975

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 29.0% (continued)
	Federal Home Loan Mortgage Corp. (FHLMC):
	3/1 Hybrid ARM:
$71,255	5.381% due 8/1/29 (a)(c)	$73,028
385,105	5.201% due 8/1/32 (a)(c)	389,902
34,926	5.600% due 8/1/32 (a)(c)	35,792
	5/1 Hybrid ARM:
244,144	4.586% due 12/1/26 (a)(c)	245,738
369,772	5.284% due 7/1/29 (a)(c)	375,342
121,338	5.479% due 7/1/29 (a)(c)	122,887
1,579,756	3.626% due 7/1/33 (a)(c)	1,573,404
	Five Year CMT ARM:
155,539	7.935% due 8/1/25 (a)(c)	160,005
45,904	6.383% due 12/1/30 (a)(c)	47,173
	Gold Fifteen Year:
1,420	6.000% due 3/1/09 (c)	1,420
937	6.000% due 4/1/09 (c)	938
401	6.000% due 7/1/09 (c)	403
19,282	6.000% due 3/1/11 (c)	20,187
36,136	6.000% due 5/1/11 (c)	37,832
46,110	6.000% due 6/1/11 (c)	48,126
438,196	6.000% due 4/1/17 (c)	459,534
156,095	6.000% due 5/1/17 (c)	163,667
102,684	6.000% due 6/1/17 (c)	107,665
6,137	Gold Thirty Year, 6.500% due 4/1/29 (c)	6,481
	One Year CMT ARM:
246,933	4.934% due 12/1/23 (a)(c)	250,856
186,403	5.291% due 2/1/24 (a)(c)	190,533
947,292	4.633% due 4/1/26 (a)(c)	958,483
1,608,134	4.769% due 6/1/29 (a)(c)	1,628,244
396,750	5.387% due 7/1/29 (a)(c)	399,061
309,595	5.225% due 3/1/31 (a)(c)	310,644
6,287	5.075% due 5/1/31 (a)(c)	6,381
649,318	4.948% due 10/1/33 (a)(c)	655,199
1,777,751	One Year LIBOR, 4.513% due 5/1/33 (a)(c)	1,801,083
80,703	Six Month LIBOR, 5.543% due 7/1/27 (a)(c)	81,278
182,149	Three Year CMT ARM, 5.040% due 12/1/30 (a)(c)	186,556
	Federal National Mortgage Association (FNMA):
1,234,388	11th District COFI, 5.526% due 2/1/31 (a)(c)	1,234,006
105,123	Fifteen Year, 5.500% due 3/1/11 (c)	109,947
695,919	Five Year CMT ARM, 5.993% due 5/1/30 (a)(c)	724,280
	One Year CMT ARM:
350,928	5.135% due 11/1/18 (a)(c)	351,449
117,429	4.578% due 4/1/20 (a)(c)	116,982
122,015	4.416% due 7/1/21 (a)(c)	120,726
74,083	5.058% due 8/1/22 (a)(c)	74,253
95,073	5.189% due 7/1/23 (a)(c)	96,612
187,122	3.910% due 8/1/23 (a)(c)	184,246
264,058	5.192% due 2/1/24 (a)(c)	266,265
89,281	4.723% due 12/1/25 (a)(c)	89,283
232,876	4.772% due 1/1/27 (a)(c)	233,895
380,336	5.302% due 7/1/27 (a)(c)	376,855
207,664	4.692% due 8/1/27 (a)(c)	208,273
53,642	5.122% due 2/1/28 (a)(c)	52,444
160,652	5.072% due 3/1/28 (a)(c)	159,642
392,321	3.891% due 2/1/29 (a)(c)	388,028
669,144	4.938% due 8/1/29 (a)(c)	675,456
431,338	5.049% due 11/1/29 (a)(c)	433,885
278,776	6.568% due 1/1/30 (a)(c)	279,044

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 29.0% (continued)
$1,028,292	5.223% due 12/1/30 (a)(c)	$1,026,100
227,855	4.730% due 1/1/31 (a)(c)	227,704
280,563	4.920% due 2/1/31 (a)(c)	282,000
210,945	4.859% due 3/1/31 (a)(c)	209,893
144,675	4.420% due 4/1/31 (a)(c)	145,157
429,331	5.801% due 4/1/31 (a)(c)	429,075
312,569	5.148% due 7/1/31 (a)(c)	314,256
1,022,782	4.710% due 9/1/31 (a)(c)	1,029,893
195,446	5.378% due 9/1/31 (a)(c)	196,910
477,857	4.326% due 10/1/31 (a)(c)	473,998
198,178	5.340% due 3/1/32 (a)(c)	197,782
70,214	4.875% due 6/1/32 (a)(c)	71,232
641,788	5.952% due 7/1/32 (a)(c)	657,145
646,470	4.820% due 9/1/32 (a)(c)	654,282
166,385	5.165% due 11/1/32 (a)(c)	169,724
1,328,449	4.283% due 12/1/32 (a)(c)	1,323,334
285,047	4.040% due 1/1/33 (a)(c)	284,808
291,953	4.465% due 1/1/33 (a)(c)	289,733
967,464	4.607% due 5/1/33 (a)(c)	984,836
295,579	One Year LIBOR, 4.891% due 8/1/32 (a)(c)	302,823
	Six Month CD ARM:
534,880	4.688% due 12/1/20 (a)(c)	529,897
31,433	5.174% due 6/1/24 (a)(c)	31,644
305,991	6.307% due 7/1/24 (a)(c)	311,468
1,065,884	5.220% due 9/1/24 (a)(c)	1,073,134
392,810	5.324% due 9/1/24 (a)(c)	395,066
	Six Month LIBOR:
80,709	4.625% due 11/1/31 (a)(c)	81,166
652,086	5.628% due 1/1/33 (a)(c)	658,588
679,383	4.657% due 4/1/33 (a)(c)	686,055
1,869,903	5.392% due 5/1/33 (a)(c)	1,875,223
1,603,205	4.812% due 6/1/33 (a)(c)	1,616,429
	Three Year CMT ARM:
121,458	6.475% due 9/1/21 (a)(c)	121,613
1,829,466	6.522% due 6/1/30 (a)(c)	1,890,219
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
169,426	5.375% due 2/20/16 (a)	173,386
240,040	5.375% due 6/20/17 (a)	244,836
684,044	4.625% due 9/20/20 (a)	696,144
389,588	5.375% due 3/20/21 (a)	398,344
1,265,998	5.375% due 6/20/22 (a)	1,287,453
305,290	4.625% due 8/20/22 (a)	306,467
792,395	4.125% due 10/20/22 (a)	797,051
398,820	4.125% due 11/20/22 (a)	401,148
159,450	4.125% due 12/20/22 (a)	160,269
279,440	5.375% due 5/20/23 (a)	283,874
196,426	6.375% due 1/20/24 (a)	198,736
450,387	5.375% due 3/20/24 (a)	455,498
227,664	5.375% due 5/20/26 (a)	231,145
508,005	4.625% due 9/20/27 (a)	508,099
467,996	4.125% due 10/20/27 (a)	469,926
658,770	5.375% due 4/20/32 (a)	667,006
239,044	5.375% due 5/20/32 (a)	242,023
1,504,514	4.625% due 7/20/32 (a)	1,502,502
1,127,050	4.625% due 8/20/32 (a)	1,125,522

See Notes to Schedule of Investments.

LEGG MASON PARTNERS ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2009

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 29.0% (continued)
$228,097	4.625% due 9/20/32 (a)	$227,687

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $69,290,069)	68,844,116

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $286,333,477)	218,740,922

SHORT-TERM INVESTMENTS - 7.5%
U.S. Government Agency - 1.4%
3,274,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.200% - 0.351% due 5/18/09 (c)(h)(i) (Cost - $3,271,745)	3,272,284

Repurchase Agreement - 6.1%
14,514,000	Morgan Stanley tri-party repurchase agreement dated 2/27/09, 0.220% due 3/2/09; Proceeds at maturity - $14,514,266; (Fully collateralized by U.S. government agency obligation, 5.000% due 6/11/09; Market value - $14,961,604) (Cost - $14,514,000)	14,514,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,785,745)	17,786,284

	TOTAL INVESTMENTS - 99.7% (Cost - $304,119,222#)	236,527,206
	Other Assets in Excess of Liabilities - 0.3%	747,734

	TOTAL NET ASSETS - 100.0%	$237,274,940

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(d)	Illiquid security.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Security is currently in default.

(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CD	— Certificate of Deposit
CMT	— Constant Maturity Treasury
COFI	— Cost of Funds Index
GMAC	— General Motors Acceptance Corp.
GSAMP	— Goldman Sachs Alternative Mortgage Products
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
MLCC	— Merrill Lynch Credit Corporation
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	February 28, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$236,527,206	—	$236,527,206	—
Other Financial Instruments*	955,561	$955,561	—	—

Total	$237,482,767	$955,561	$236,527,206	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of May 31, 2008	$874,500
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(874,500)

Balance as of February 28, 2009	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts as a hedging technique in an attempt to manage risk in the Fund’s portfolio, as a substitute for buying or selling securities, as a cash flow management technique or for purposes of enhancing returns. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price

Notes to Schedule of Investments (unaudited) (continued)

volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation					$132,065
Gross unrealized depreciation					(67,724,081)

Net unrealized depreciation					$(67,592,016)

At February 28, 2009, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar	74	3/09	$18,037,345	$18,261,813	$224,468
90-Day Eurodollar	135	6/09	32,505,125	33,309,562	804,437
90-Day Eurodollar	118	9/10	28,964,594	28,879,025	(85,569)

					$943,336

Contracts to Sell:
U.S. Treasury 5-Year Notes	23	6/09	$2,693,701	$2,681,476	$12,225

Net Unrealized Gain on Open Futures Contracts					$955,561

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2009

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: April 27, 2009